Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 41,116	$ (36,225)
Foreign currency translation income	70	889
Other comprehensive income	70	889
Comprehensive income (loss)	41,186	(35,336)
Comprehensive income attributable to non-controlling interest	3	276
Comprehensive income (loss) attributable to the Company	$ 41,183	$ (35,612)